Right-of-use assets and lease liabilities - Maturity of undiscounted cash flows of lease liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Maturity analysis of the annual undiscounted cash flows for the lease liabilities
2025	¥ 548,312	$ 75,118
2026	274,156	37,559
Total undiscounted lease payments	822,468	112,677
Less: Imputed interest	54,425	7,456
Lease liabilities recognized in the Consolidated Balance Sheet	¥ 768,043	$ 105,221
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Current, Operating Lease, Liability, Noncurrent	Operating Lease, Liability, Current, Operating Lease, Liability, Noncurrent